Derivatives (Schedule of Derivative Assets Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Fair value of derivative assets — current	$ 14.3	$ 16.7
Fair value of derivative assets — long term	7.6	10.0
Fair value of derivative liabilities — current	(3.0)	(3.0)
Fair value of derivative liabilities — long term	(1.5)	(2.0)
Net fair value of derivatives	17.4	21.7
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Net fair value of derivatives	$ 17.4